Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2024
Stock-Based Compensation [Abstract]
Schedule of Share-Based Payments

The following table provides the details of the total share-based payments under 2020 Plan, 2023 Plan and 2024 Plan during the six months ended June 30, 2024 and 2023, respectively.

	For the Six Months Ended
	June 30,
	2024	2023
Compensation and benefits	$397,733	$-
Communication and technology	-	112,500
Marketing	-	103,125
Professional fees	-	121,875
General and administrative	-	121,875
Total	$397,733	$459,375